Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11 – Commitments and Contingencies

Purchase Obligations

We enter into contracts in the normal course of business with contract research organizations and subcontractors to further develop our products. The contracts are cancellable, with varying provisions regarding termination. If a contract with a specific vendor were to be terminated, we would only be obligated for products or services that we received as of the effective date of the termination and any applicable cancellation fees. We had a purchase obligation of approximately $16,000 and $35,000 at September 30, 2019 and December 31, 2018, respectively.

Note 12 – Commitments and Contingencies

Operating Lease Obligations

We currently lease office space and equipment from third parties under non-cancelable operating leases.

Our office lease commenced on October 1, 2016 and expires September 30, 2019 with monthly rent at inception of $5,535 that escalates $1,107 annually on each October. Rent expense under our current office lease for the years ended December 31, 2018 and 2017 was $79,704 and $83,025, respectively. We also incurred common area maintenance and real estate tax reimbursements of $23,648 and $22,929 for the years ended December 31, 2018 and 2017, respectively. At December 31, 2018 and 2017, we included the current portion of our deferred rent liability of $9,963 and $3,321 in accrued expenses.

Our equipment lease commenced in June 2017 and expires in August 2020. Monthly rent of $586 over the 39-month lease term includes a monthly operating usage cost allowance of $125. Additional charges for excess usage, as defined in the agreement, are charged quarterly. The lessor charges monthly sales tax of 6 percent. Rent expense under the equipment lease for the years ended December 31, 2018 and 2017 was $8,533 and $6,626, respectively.

Future minimum rental payments under the leases as of December 31, 2018, are as follows:

	Office	Equipment	Total
2019	$91,328	$7,036	$98,364
2020	87,176	4,691	91,867
2021	90,497		90,497
2022	69,741		69,741

Total future minimum lease payments	$338,742	$11,727	$350,469

Purchase Obligations

We enter into contracts in the normal course of business with contract research organizations and subcontractors to further develop our products. The contracts are cancellable, with varying provisions regarding termination. If a contract with a specific vendor were to be terminated, we would only be obligated for products or services that it received as of the effective date of the termination and any applicable cancellation fees. We had purchase obligations of approximately $35,000 and $896,000 at December 31, 2018 and 2017, respectively.